(LOSS) EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net (loss) income attributable to the Company	$ (1,673,735)	$ 140,988	$ (1,619,040)
Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	6,048,568	6,000,000	6,000,000
Basic and diluted net (loss) income per ordinary share	$ (0.28)	$ 0.02	$ (0.27)